Note 4	3 Months Ended
Jan. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]	4. Accumulated depreciation at January 31, 2012 and October 31, 2011 amounted to $76.7 million and $75.4 million, respectively, for our homebuilding property, plant and equipment.